CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement of cash flows [abstract]
Consolidated profit from continuing operations	€ 13,218	€ 2,338	[1]	€ 2,921	[1]
Adjustments for non-cash items:
depreciation and amortization	5,871	2,376		2,191
other non-cash items	77	81		331
provisions	(1,152)	(1,085)		31
change in deferred taxes	(654)	42		(27)
(gains) losses on disposals and other	(121)	(236)		52
Dividends received from, net of share in net result of equity method investments	(185)	373		285
Fair value remeasurement of cash flow hedges	22	99		21
Change in carrying amount of leased vehicles	358	(183)		22
Changes in working capital	1,212	1,300		1,003
Net cash from operating activities - discontinued operations	0	1,136		1,837
Net cash from operating activities	18,646	6,241		8,667
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies	161	359		39
Acquisitions of consolidated subsidiaries and equity method investments	(726)	(276)		(150)
Cash and cash equivalents of FCA at the Merger	22,514	0		0
Proceeds from disposals of tangible and intangible assets	295	171		95
Investments in property, plant and equipment and intangible assets	(8,687)	(2,733)		(3,544)
Change in amounts payable on property, plant and equipment and intangible assets	(1,426)	(217)		(123)
Net change in receivables from financing activities	(306)	37		(46)
Other changes	(36)	119		68
Net cash (used in) investing activities - discontinued operations	(3,115)	(1,359)		(2,357)
Net cash from (used in) investing activities	8,674	(3,899)		(6,018)
Distributions paid:
Distributions paid to Stellantis shareholders	(4,204)	0		(618)
Distributions paid to minority shareholders of subsidiaries	0	(2)		0
Proceeds from issuance of shares	243	2		4
(Purchases) sales of treasury shares	0	(163)		1
Changes in short-term debt and other financial assets and liabilities	(846)	529		(1,110)
Changes in long-term debt	4,106	978		1,166
Change in securities	(610)	686		(371)
Other changes	(55)	(5)		(22)
Net cash from (used in) financing activities - discontinued operations	0	1,091		729
Net cash from (used in) financing activities	(1,366)	3,116		(221)
Effect of changes in exchange rates	764	(397)		(20)
Increase (decrease) in cash from held for sale	18	0		0
Increase in cash	26,736	5,061		2,408
Net cash and cash equivalents at beginning of the period	22,893	17,832		15,424
Net cash and cash equivalents at end of the period	€ 49,629	€ 22,893		€ 17,832

[1]	Refer to Note 3, Scope of consolidation